CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Number of Ordinary Shares issued	Treasury shares	Additional paid in capital	Accumulated deficit	Total
Balance (in Shares) at Dec. 31, 2024	7,983,465	(119,536)
Balance at Dec. 31, 2024			$ 18,070,599	$ (12,136,015)	$ 5,815,048
Share-based compensation			81,963		81,963
Exercise of warrants (in Shares)	61,258
Exercise of warrants			530		530
Exercise of options			1,972		1,972
Exercise of options (in Shares)	2,000
Net loss				(2,388,294)	(2,388,294)
Balance (in Shares) at Jun. 30, 2025	8,046,723	(119,536)
Balance at Jun. 30, 2025			18,155,064	(14,524,309)	3,511,219
Balance (in Shares) at Dec. 31, 2025	8,073,591	(119,536)
Balance at Dec. 31, 2025	$ 0		18,266,456	(17,545,337)	601,583
Share-based compensation			63,703	0	63,703
Issuance of Ordinary Shares, net of issuance costs of $231,376 (in Shares)	2,235,810
Issuance of Ordinary Shares, net of issuance costs of $231,376			2,662,799	0	2,662,799
Conversion of convertible promissory notes			2,650,958		2,650,958
Conversion of convertible promissory notes (in Shares)	230,000
Exercise of options			20,828		$ 20,828
Exercise of options (in Shares)	19,899				19,899
Net loss			0	(2,816,584)	$ (2,816,584)
Balance (in Shares) at Jun. 30, 2026	10,559,300	(119,536)
Balance at Jun. 30, 2026	$ 0		$ 23,664,744	$ (20,361,921)	$ 3,183,287